Organization and Basis of Presentation (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 6,864,145	$ 6,987,905	$ 8,376,834	$ 4,660,985
Accumulated deficit	$ 21,232,525		$ 14,368,380	$ 5,991,546